Summary Of Accounting Policies - Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of period	$ 0
Establishment of non-controlling interests	265,564
Net income attributable to redeemable non-controlling interests	2,446	$ 0	$ 0
Redemption value adjustment	3,292,618
Balance at end of period	$ 3,560,628	$ 0